Restricted Cash (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 16.3	$ 16.3